REVENUE AND DEFERRED REVENUE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jan. 01, 2023 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues	¥ 1,018,139	$ 143,402	¥ 985,517	¥ 944,722
Amortization of deferred channel costs	192,122	27,060	184,891	170,068
Impairment recognized to the deferred channel costs	0		0	0
Revenue recognized from deferred revenue	371,743	52,359
Deferred revenue					¥ 379,063
Recognized over time
Disaggregation of Revenue [Line Items]
Total revenues	926,479	130,492	898,233	831,363
Recognized at a point in time
Disaggregation of Revenue [Line Items]
Total revenues	¥ 91,660	$ 12,910	¥ 87,284	¥ 113,359